OMB APPROVAL
OMB Number: 3235-0570 Expires: March 31, 2017 Estimated average burden hours per response: 20.6

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07242

The Cutler Trust
(Exact name of registrant as specified in charter)

525 Bigham Knoll Jacksonville, Oregon	97530
(Address of principal executive offices)	(Zip code)

Matthew C. Patten

Cutler Investment Counsel, LLC 525 Bigham Knoll Jacksonville, Oregon 97530
(Name and address of agent for service)

Registrant's telephone number, including area code:	(541) 770-9000

Date of fiscal year end:	June 30

Date of reporting period:	December 31, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

CUTLER EQUITY FUND

CUTLER FIXED INCOME FUND

CUTLER EMERGING MARKETS FUND

SEMI-ANNUAL REPORT

December 31, 2016

(Unaudited)

THE CUTLER TRUST
TABLE OF CONTENTS

THE CUTLER TRUST
LETTER TO SHAREHOLDERS

To the Cutler Trust Shareholders:

Enclosed is the Semi-Annual Report for the Cutler Trust for the period ended December 31, 2016. Please take a few minutes to review this information, which includes performance, holdings, and other important information regarding your investment in the Cutler Equity Fund, the Cutler Emerging Markets Fund, and the Cutler Fixed Income Fund.

The past year represented an inflection point. The obvious, politics, has been at the forefront of investors’ attention. As we embark on a period of reduced regulation, those investments anticipated to be unburdened by regulatory oversight in the new regime have benefitted. Notably, as Dodd-Frank continues to be re-examined, the banking sector has been a significant market leader. The broader stock market seems to have put aside the risks from unclear policy initiatives and has instead priced in the upside of lower tax rates and less red tape. The S&P 500 Total Return Index finished the calendar year up 11.96%.

While politics has dominated the headlines, it was not the only inflection last year. Quite possibly, 2016 marked the end of the decade’s long bull market in fixed income. Despite positive returns for the year, yields generally rose after climactic buying last February. We do not anticipate seeing such widespread negative yielding instruments anytime soon. While we see pressure for long-term U.S. rates to hold their value, the Federal Reserve has continued to take a modestly hawkish tact. Of course, any hiccup in the economic outlook could derail this process. In our view, bonds remain a viable investment and appropriate diversification tool for most investors. 2016 appears to have established a new trend of rising rates; however, the severity of this new trend will continue to be hotly debated.

Throughout much of this equity bull market, growth has been a market leader over value. The election changed the trend with value emerging as a market leader. This has continued into 2017, likely due to financials being the dominant sector in many value indexes. Growth, associated with global technology firms, has been subject to more hostile trade and tariff rhetoric.

As we progress into 2017, we anticipate currency and government policy as the two biggest market influencers in the near term. Will the new policies translate into market gains? Will a trade war ensue? Can proposed tariffs weaken the dollar, ultimately helping emerging markets stocks? The questions will be fundamental to the sustainability of the current eight-year U.S. equity bull market and we will be watching on your behalf.

THE CUTLER TRUST
LETTER TO SHAREHOLDERS (Continued)

Thank you for your continued confidence in Cutler. We continue to provide periodic market updates and commentary on our website www.cutler.com. There you can also sign-up for our newsletter or periodic webinars. And as always, feel free to call us anytime with questions about your investments.

Best regards,

Erich Patten	Xavier Urpi
Chief Investment Officer	Director of Fixed Income

Before investing you should carefully consider the Cutler Funds’ investment objectives, risks, charges and expenses. This and other information is in the prospectus, a copy of which may be obtained by calling 1-800-228-8537. Please read the prospectus carefully before you invest.

The views in this report were those of the Cutler Funds’ investment adviser as of December 31, 2016 and may not reflect its views on the date this report is first published or anytime thereafter. These views are intended to assist shareholders in understanding their investment in the Cutler Funds and do not constitute investment advice.

CUTLER EQUITY FUND
PERFORMANCE INFORMATION
December 31, 2016 (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in
Cutler Equity Fund and S&P 500 Total Return Index

Average Annual Total Returns (for periods ended December 31, 2016)
	1 Year	5 Years	10 Years
Cutler Equity Fund(a)	14.93%	11.68%	6.98%
S&P 500 Total Return Index(b)	11.96%	14.66%	6.95%

(a)	Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)

The S&P 500 Total Return Index is a market capitalization weighted index that is widely used as a barometer of U.S. stock market performance. The index is unmanaged and shown for illustration purposes only. An investor cannot invest in an index and its returns are not indicative of the performance of any specific investment.

CUTLER FIXED INCOME FUND
PERFORMANCE INFORMATION
December 31, 2016 (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in
Cutler Fixed Income Fund, Bloomberg Barclays Intermediate U.S. Government/Credit Index

and Bloomberg Barclays Short-Term U.S. Government Index

Average Annual Total Returns (for periods ended December 31, 2016)
	1 Year	5 Years	10 Years
Cutler Fixed Income Fund(a)	2.02%	0.99%	3.54%
Bloomberg Barclays Intermediate U.S. Government/Credit Index(b)	2.08%	1.85%	3.84%
Bloomberg Barclays Short-Term U.S. Government Index(b)	0.87%	0.59%	2.18%

(a)	Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)

The Bloomberg Barclays Intermediate U.S. Government/Credit Index and the Bloomberg Barclays Short-Term U.S. Government Index cover intermediate and short-term, respectively, fixed income securities of the U.S government and publicly-issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. The indices are unmanaged and shown for illustration purposes only. An investor cannot invest in an index and its returns are not indicative of the performance or any specific investment.

CUTLER EMERGING MARKETS FUND
PERFORMANCE INFORMATION
December 31, 2016 (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in
Cutler Emerging Markets Fund and MSCI Emerging Markets Index

Average Annual Total Returns (for periods ended December 31, 2016)
	1 Year	Since Inception(b)
Cutler Emerging Markets Fund(a)	3.27%	(10.82%)
MSCI Emerging Markets Index(c)	11.19%	(5.46%)

(a)	Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)	The Fund commenced operations on July 2, 2015.
(c)

The MSCI Emerging Markets Index captures large and mid cap representation across 23 emerging markets: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Russia, Qatar, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. The index is unmanaged and shown for illustration purposes only. An investor cannot invest in an index and its returns are not indicative of the performance of any specific investment.

CUTLER EQUITY FUND
PORTFOLIO INFORMATION
December 31, 2016 (Unaudited)

Sector Allocation (% of Net Assets)

CUTLER FIXED INCOME FUND
PORTFOLIO INFORMATION
December 31, 2016 (Unaudited)

Asset Allocation (% of Net Assets)

CUTLER EMERGING MARKETS FUND
PORTFOLIO INFORMATION
December 31, 2016 (Unaudited)

Country Allocation (% of Net Assets)

CUTLER EQUITY FUND SCHEDULE OF INVESTMENTS December 31, 2016 (Unaudited)
COMMON STOCKS — 96.5%	Shares	Value
Consumer Discretionary — 14.1%
Hotels, Restaurants & Leisure — 3.5%
McDonald's Corporation	39,655	$4,826,807

Media — 3.7%
Walt Disney Company (The)	48,992	5,105,946

Multi-Line Retail — 3.0%
Target Corporation	57,650	4,164,059

Specialty Retail — 3.9%
Home Depot, Inc. (The)	40,700	5,457,056

Consumer Staples — 10.4%
Beverages — 2.9%
PepsiCo, Inc.	37,995	3,975,417

Food & Staples Retailing — 4.8%
Kroger Company (The)	85,206	2,940,459
Wal-Mart Stores, Inc.	53,677	3,710,154
		6,650,613
Household Products — 2.7%
Procter & Gamble Company (The)	45,130	3,794,531

Energy — 8.6%
Energy Equipment & Services — 1.7%
Schlumberger Ltd.	27,000	2,266,650

Oil, Gas & Consumable Fuels — 6.9%
Chevron Corporation	43,820	5,157,614
Exxon Mobil Corporation	49,563	4,473,557
		9,631,171
Financials — 11.4%
Banks — 3.2%
M&T Bank Corporation	28,340	4,433,226

Capital Markets — 5.7%
BlackRock, Inc.	11,484	4,370,121
Northern Trust Corporation	39,000	3,472,950
		7,843,071
Consumer Finance — 2.5%
American Express Company	47,395	3,511,022

CUTLER EQUITY FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 96.5% (Continued)	Shares	Value
Health Care — 12.0%
Health Care Equipment & Supplies — 3.3%
Becton, Dickinson & Company	27,525	$4,556,764

Pharmaceuticals — 8.7%
Bristol-Myers Squibb Company	71,490	4,177,875
Johnson & Johnson	37,170	4,282,356
Merck & Company, Inc.	62,790	3,696,447
		12,156,678
Industrials — 12.2%
Aerospace & Defense — 2.7%
United Technologies Corporation	34,510	3,782,986

Air Freight & Logistics — 3.1%
United Parcel Service, Inc. - Class B	37,950	4,350,588

Machinery — 6.4%
Caterpillar, Inc.	44,280	4,106,527
Deere & Company	45,944	4,734,070
		8,840,597
Information Technology — 13.2%
Semiconductors & Semiconductor Equipment — 9.6%
Intel Corporation	107,465	3,897,755
QUALCOMM, Inc.	56,924	3,711,445
Texas Instruments, Inc.	78,900	5,757,333
		13,366,533
Software — 3.6%
Microsoft Corporation	81,425	5,059,750

Materials — 3.1%
Chemicals — 3.1%
E.I. du Pont de Nemours and Company	58,405	4,286,927

Telecommunication Services — 6.4%
Diversified Telecommunication Services — 6.4%
AT&T, Inc.	109,403	4,652,909
Verizon Communications, Inc.	80,786	4,312,357
		8,965,266
Utilities — 5.1%
Gas Utilities — 2.1%
National Fuel Gas Company	52,145	2,953,493

CUTLER EQUITY FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 96.5% (Continued)	Shares	Value
Utilities — 5.1% (Continued)
Multi-Utilities — 3.0%
Dominion Resources, Inc.	53,243	$4,077,881

Total Common Stocks (Cost $91,851,461)		$134,057,032

MONEY MARKET FUNDS — 3.5%	Shares	Value
Invesco STIT Government & Agency Portfolio – Institutional Class, 0.43% (a) (Cost $4,926,364)	4,926,364	$4,926,364

Total Investments at Value — 100.0% (Cost $96,777,825)		$138,983,396

Other Assets in Excess of Liabilities — 0.0% (b)		21,625

Net Assets — 100.0%		$139,005,021

(a)	The rate shown is the 7-day effective yield as of December 31, 2016.
(b)	Percentage rounds to less than 0.1%.
See accompanying notes to financial statements.

CUTLER FIXED INCOME FUND SCHEDULE OF INVESTMENTS December 31, 2016 (Unaudited)
U.S. TREASURY OBLIGATIONS — 14.3%	Coupon	Maturity	Par Value	Value
U.S. Treasury Notes	1.625%	02/15/26	$1,300,000	$1,214,687
U.S. Treasury Notes	1.625%	05/15/26	900,000	839,250
U.S. Treasury Bonds	2.500%	02/15/46	250,000	222,148
U.S. Treasury Bonds, Stripped Principal Payment	2.500%(a)	11/15/44	600,000	249,712

Total U.S. Treasury Obligations (Cost $2,740,143)				$2,525,797

U.S. GOVERNMENT AGENCY OBLIGATIONS — 15.2%	Coupon	Maturity	Par Value	Value
Federal Farm Credit Bank — 4.6%
Federal Farm Credit Bank	2.750%	06/26/23	$500,000	$510,275
Federal Farm Credit Bank	2.370%	05/01/25	300,000	294,272
				804,547
Federal Home Loan Bank — 7.5%
Federal Home Loan Bank	1.250%	11/08/21	1,000,000	980,121
Federal Home Loan Bank	2.125%	03/10/23	350,000	346,119
				1,326,240
Private Export Funding Corporation — 2.2%
Private Export Funding Corporation	4.300%	12/15/21	350,000	385,188

U.S. Department of Housing and Urban Development — 0.9%
U.S. Department of Housing and Urban Development	4.130%	08/01/25	150,000	160,386

Total U.S. Government Agency Obligations (Cost $2,668,897)				$2,676,361

MORTGAGE-BACKED SECURITIES — 64.0%	Coupon	Maturity	Par Value	Value
Commercial — 11.3%
Banc of America Commercial Mortgage Trust, IO, Series 2004-4	0.028%(b)	07/01/42	$1,650,181	$567
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-T20	5.290%(b)	10/12/42	200,000	180,487
Credit Suisse First Boston Mortgage Securities Corporation, IO, Series 2004-C1, 144A	0.878%(b)	01/15/37	4,151,327	102,108

CUTLER FIXED INCOME FUND SCHEDULE OF INVESTMENTS (Continued)
MORTGAGE-BACKED SECURITIES — 64.0% (Continued)	Coupon	Maturity	Par Value	Value
Commercial — 11.3% (Continued)
FREMF Mortgage Trust, IO, Series 2011-K15	0.092%(b)	08/01/44	$115,169,210	$413,354
GMAC Commercial Mortgage Securities, Inc. Trust, IO, Series 1997-C1	1.514%(b)	07/15/29	7,887,234	195,148
JP Morgan Chase Commercial Mortgage Securties Trust, Series 2006-LDP8	5.549%(b)	05/15/45	500,000	500,721
Merrill Lynch Mortgage Trust, IO, Series 2008-C1, 144A	0.347%(b)	02/12/51	111,745,920	217,837
Morgan Stanley Capital I Trust, IO, Series 1998-HF2	1.023%(b)	11/01/30	1,106,974	10,253
Wachovia Bank Commercial Mortgage Trust, IO, Series 2005-C21 (c)	0.049%(b)	10/01/44	385,591,245	369,396
				1,989,871
Federal Home Loan Mortgage Corporation — 2.6%
FHLMC, IO, Series K717	0.508%(b)	09/01/21	19,755,554	402,170
FHLMC, Pool #J13584	3.500%	11/01/25	36,404	38,219
FHLMC, Series 1963	7.500%	01/01/27	19,708	22,322
				462,711
Federal National Mortgage Association — 39.9%
FANNIEMAE-ACES, IO, Series 2012-M14	4.182%(b)	02/25/17	1,707,311	4,880
FANNIEMAE-ACES, IO, Series 2013-M4 (c)	3.921%(b)	02/25/18	7,200,046	214,547
FANNIEMAE-ACES, IO, Series 2013-M13	0.168%(b)	05/01/18	130,821,930	78,402
FANNIEMAE-ACES, IO, Series 2014-M8	4.324%(b)	05/25/18	6,969,897	48,998
FANNIEMAE-ACES, IO, Series 2015-M3 (c)	4.260%(b)	06/25/18	7,865,932	192,778
FANNIEMAE-ACES, IO, Series 2006-M1	5.385%(b)	06/01/19	11,205	11,321
FANNIEMAE-ACES, IO, Series 2009-M1	0.608%(b)	07/25/19	16,027,875	234,186
FANNIEMAE-ACES, IO, Series 2010-M1	0.399%(b)	09/25/19	10,638,460	123,082
FANNIEMAE-ACES, IO, Series 2010-M3 (c)	0.308%(b)	03/25/20	21,801,243	342,563
FANNIEMAE-ACES, IO, Series 2010-M4 (c)	0.742%(b)	06/25/20	14,325,840	365,753

CUTLER FIXED INCOME FUND SCHEDULE OF INVESTMENTS (Continued)
MORTGAGE-BACKED SECURITIES — 64.0% (Continued)	Coupon	Maturity	Par Value	Value
Federal National Mortgage Association — 39.9% (Continued)
FANNIEMAE-ACES, IO, Series 2010-M5	0.878%(b)	07/25/20	$11,137,477	$329,939
FANNIEMAE-ACES, IO, Series 2011-M9 (c)	0.084%(b)	01/25/21	38,875,799	184,077
FANNIEMAE-ACES, IO, Series 2011-M2 (c)	0.020%(b)	04/25/21	27,987,747	326,225
FANNIEMAE-ACES, IO, Series 2011-M1	0.018%(b)	06/25/21	41,314,038	328,492
FANNIEMAE-ACES, IO, Series 2012-M1 (c)	0.066%(b)	10/25/21	85,474,941	524,047
FANNIEMAE-ACES, IO, Series 2013-M5	2.292%(b)	01/01/22	6,377,749	459,036
FANNIEMAE-ACES, IO, Series 2012-M2 (c)	0.736%(b)	02/25/22	15,720,708	529,961
FANNIEMAE-ACES, IO, Series 2012-M4	0.626%(b)	04/25/22	13,032,023	352,812
FANNIEMAE-ACES, IO, Series 2015-M4 (c)	0.566%(b)	07/25/22	14,839,304	363,993
FANNIEMAE-ACES, IO, Series 2012-M14	0.495%(b)	09/25/22	3,457,783	76,200
FANNIEMAE-ACES, IO, Series 2014-M3 (c)	0.103%(b)	01/25/24	36,717,367	279,236
FANNIEMAE-ACES, IO, Series 2014-M9 (c)	0.147%(b)	07/25/24	28,998,445	402,962
FANNIEMAE-ACES, IO, Series 2014-M13 (c)	0.131%(b)	08/25/24	12,865,477	178,303
FANNIEMAE-ACES, IO, Series 2015-M1	0.553%(b)	09/25/24	30,028,147	1,050,904
FNMA, Series 2003-3	5.000%	02/01/18	3,344	3,391
FNMA, Pool #899237	5.000%	03/01/22	5,936	6,075
FNMA, Series 2002-93	6.500%	03/01/32	35,046	38,680
				7,050,843
Government National Mortgage Association — 10.2%
GNMA, Pool #577742	5.500%	09/01/17	555	599
GNMA, IO, Series 2011-121	5.392%(b)	03/16/43	1,261,561	201,411
GNMA, IO, Series 2014-9	0.921%(b)	02/16/48	8,312,353	408,442
GNMA, IO, Series 2010-100	0.261%(b)	07/16/50	8,257,319	172,477
GNMA, IO, Series 2012-4	0.584%(b)	05/16/52	2,776,455	59,154
GNMA, IO, Series 2012-114	0.832%(b)	01/16/53	3,821,831	225,945
GNMA, IO, Series 2012-125 (c)	0.493%(b)	02/16/53	15,271,084	565,507

CUTLER FIXED INCOME FUND SCHEDULE OF INVESTMENTS (Continued)
MORTGAGE-BACKED SECURITIES — 64.0% (Continued)	Coupon	Maturity	Par Value	Value
Government National Mortgage Association — 10.2%
GNMA, IO, Series 2012-107	0.567%(b)	12/16/53	$4,083,231	$160,213
				1,793,748

Total Mortgage-Backed Securities (Cost $13,427,817)				$11,297,173

CORPORATE BONDS — 1.6%	Coupon	Maturity	Par Value	Value
Financials — 1.6%
Finial Holdings, Inc. (Cost $287,481)	7.125%	10/15/23	$250,000	$289,583

MONEY MARKET FUNDS — 2.9%	Shares	Value
Invesco STIT Government & Agency Portfolio – Institutional Class, 0.43% (d) (Cost $514,870)	514,870	$514,870

Total Investments at Value — 98.0% (Cost $19,639,208)		$17,303,784

Other Assets in Excess of Liabilities — 2.0%		359,212

Net Assets — 100.0%		$17,662,996

IO - Interest only strip. Par value shown is the notional value, not a true par value (Note 6).

144A - This is a restricted security that was sold in a transaction exempt under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $319,945 as of December 31, 2016.

(a)	Rate shown is the annualized yield at the time of purchase, not a coupon rate.
(b)	Variable rate security. The rate shown is the effective interest rate as of December 31, 2016.
(c)	Fair value priced (Note 2). Fair valued securities totaled $4,839,348 at December 31, 2016, representing 27.4% of net assets.
(d)	The rate shown is the 7-day effective yield as of December 31, 2016.
See accompanying notes to financial statements.

CUTLER EMERGING MARKETS FUND SCHEDULE OF INVESTMENTS December 31, 2016 (Unaudited)
COMMON STOCKS — 83.9%	Shares	Value
Brazil — 5.2%
Ambev S.A. - ADR	29,510	$144,894
Embraer S.A. - ADR	5,845	112,516
Itau Unibanco Holding S.A. - ADR	19,270	198,096
		455,506
Chile — 3.6%
Empresa Nacional de Telecomunicaciones S.A. (a)	17,614	186,835
Viña Concha Y Toro S.A.	79,500	127,542
		314,377
China — 5.2%
Huaneng Power International, Inc. - ADR	3,931	102,363
PetroChina Company Ltd. - ADR	2,076	153,001
Sinopec Shanghi Petrochemical Company Ltd. - ADR	3,704	200,498
		455,862
Colombia — 2.0%
Grupo de Inversiones Suramericana S.A.	13,500	171,814

Hong Kong — 12.2%
China Overseas Land & Investment Ltd. (b)	49,000	128,927
China Overseas Property Holdings Ltd. (b)	15,666	2,675
China Resources Beer Holdings Company Ltd. (a) (b)	104,000	206,046
China Resources Land Ltd. (b)	68,000	152,163
CITIC Ltd. (b)	107,000	152,385
COSCO SHIPPING PORTS Ltd. (b)	12,000	12,026
Lenovo Group Ltd. - ADR	8,206	98,480
Shanghi Industrial Holdings Ltd. (b)	69,000	186,031
Tingyi (Cayman Islands) Holding Corporation (b)	110,000	133,357
		1,072,090
India — 6.1%
Dr. Reddy's Laboratories Ltd. - ADR	2,651	120,037
HDFC Bank Ltd. - ADR	1,970	119,540
ICICI Bank Ltd. - ADR	21,160	158,488
Infosys Ltd. - ADR	9,128	135,368
		533,433
Indonesia — 2.2%
Telekomunikasi Indonesia Persero Tbk PT - ADR	6,514	189,948

Korea (Republic of) — 13.0%
AMOREPACIFIC Group (a) (b)	710	78,093
Dongbu Insurance Company Ltd. (a) (b)	2,159	111,861
Korea Gas Corporation (a) (b)	3,880	155,833
KT Corporation - ADR	11,956	168,460
LG Corporation (a) (b)	2,775	137,879

CUTLER EMERGING MARKETS FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 83.9% (Continued)	Shares	Value
Korea (Republic of) — 13.0% (Continued)
POSCO - ADR	2,401	$126,172
Samsung Electronics Company Ltd. (b)	188	280,016
Samsung Fire & Marine Insurance Company Ltd. (a) (b)	370	82,275
		1,140,589
Malaysia — 5.3%
CIMB Group Holdings Berhad (b)	158,023	158,426
Genting Berhad (b)	84,200	149,904
Malayan Banking Berhad (b)	84,633	154,476
		462,806
Mexico — 3.5%
America Móvil S.A.B. de C.V. - Series L - ADR	13,023	163,699
Coca-Cola Femsa S.A.B. de C.V. - Series L	22,700	143,898
		307,597
Philippines — 1.7%
Universal Robina Corporation (b)	45,370	149,425

Russian Federation — 2.1%
Surgutneftegas OJSC - ADR	36,500	187,245

South Africa — 7.4%
Liberty Holdings Ltd. (b)	16,865	135,347
Naspers Ltd. - N Shares - ADR	11,670	170,615
Sasol Ltd. - ADR	3,802	108,699
Shoprite Holdings Ltd. (b)	10,000	124,969
Shoprite Holdings Ltd. - ADR	8,803	109,537
		649,167
Taiwan Province of China — 10.4%
Cheng Shin Rubber Industry Company Ltd. (b)	54,000	100,633
Compal Electronics, Inc. (b)	208,000	117,955
CTCI Corporation	132,000	198,023
Delta Electronics, Inc. (b)	39,100	190,835
Giant Manufacturing Company Ltd. (b)	18,000	101,197
President Chain Store Corporation (b)	29,000	205,805
		914,448
Thailand — 2.2%
Charoen Pokphand Foods plc (b)	229,500	188,377

United States — 1.8%
Southern Copper Corporation	4,890	156,187

Total Common Stocks (Cost $7,431,130)		$7,348,871

CUTLER EMERGING MARKETS FUND SCHEDULE OF INVESTMENTS (Continued)
EXCHANGE-TRADED NOTES — 2.3%	Shares	Value
iPath MSCI India Index ETN (a) (Cost $209,244)	3,185	$199,381

EXCHANGE-TRADED FUNDS — 9.3%	Shares	Value
Global X MSCI Argentina ETF	5,650	$130,296
iShares Currency Hedged MSCI Eurozone ETF	6,738	179,231
iShares MSCI Malaysia ETF	3,225	90,526
iShares MSCI Taiwan Capped ETF	4,429	130,080
VanEck Vectors Poland ETF	9,326	125,061
VanEck Vectors Vietnam ETF	12,400	161,696
Total Exchange-Traded Funds (Cost $847,371)		$816,890

MONEY MARKET FUNDS — 4.4%	Shares	Value
Invesco STIT Government & Agency Portfolio – Institutional Class, 0.43% (c) (Cost $383,566)	383,566	$383,566

Total Investments at Value — 99.9% (Cost $8,871,311)		$8,748,708

Other Assets in Excess of Liabilities — 0.1%		13,448

Net Assets — 100.0%		$8,762,156

ADR - American Depositary Receipt.
(a)	Non-income producing security.
(b)	Fair value priced (Note 2). Fair valued securities totaled $3,596,916 at December 31, 2016, representing 41.1% of net assets.
(c)	The rate shown is the 7-day effective yield as of December 31, 2016.
See accompanying notes to financial statements.

CUTLER EMERGING MARKETS FUND SUMMARY OF COMMON STOCKS BY SECTOR AND INDUSTRY December 31, 2016 (Unaudited)
Sector/Industry	% of Net Assets
Consumer Discretionary — 6.0%
Auto Components	1.2%
Hotels, Restaurants & Leisure	1.7%
Leisure Products	1.2%
Media	1.9%
Consumer Staples — 18.4%
Beverages	4.7%
Food & Staples Retailing	7.4%
Food Products	5.4%
Personal Products	0.9%
Energy — 5.1%
Oil, Gas & Consumable Fuels	5.1%
Financials — 16.2%
Banks	10.5%
Diversified Financial Services	2.0%
Insurance	3.7%
Health Care — 1.4%
Pharmaceuticals	1.4%
Industrials — 9.2%
Aerospace & Defense	1.3%
Construction & Engineering	2.3%
Industrial Conglomerates	5.5%
Transportation Infrastructure	0.1%
Information Technology — 9.4%
Electronic Equipment, Instruments & Components	2.2%
IT Services	1.5%
Technology Hardware, Storage & Peripherals	5.7%
Materials — 5.5%
Chemicals	2.3%
Metals & Mining	3.2%
Real Estate — 1.7%
Real Estate Management & Development	1.7%
Telecommunication Services — 8.1%
Diversified Telecommunication Services	4.1%
Wireless Telecommunication Services	4.0%
Utilities — 2.9%
Gas Utilities	1.8%
Independent Power & Renewable Electricity Producers	1.1%
83.9%

See accompanying notes to financial statements.

THE CUTLER TRUST STATEMENTS OF ASSETS AND LIABILITIES December 31, 2016 (Unaudited)
	Cutler Equity Fund	Cutler Fixed Income Fund	Cutler Emerging Markets Fund
ASSETS
Investments in securities:
At acquisition cost	$96,777,825	$19,639,208	$8,871,311
At value (Note 2)	$138,983,396	$17,303,784	$8,748,708
Cash denominated in foreign currency (Cost $5,198)	—	—	5,073
Dividends and interest receivable	201,863	394,298	20,872
Receivable for capital shares sold	1,685	69	621
Receivable from Adviser (Note 3)	—	—	3,251
Other assets	18,880	7,972	3,583
Total assets	139,205,824	17,706,123	8,782,108

LIABILITIES
Payable for capital shares redeemed	54,509	17,366	102
Payable to Adviser (Note 3)	88,548	7,461	—
Payable to administrator (Note 3)	17,800	6,000	6,500
Other accrued expenses	39,946	12,300	13,350
Total liabilities	200,803	43,127	19,952

NET ASSETS	$139,005,021	$17,662,996	$8,762,156

NET ASSETS CONSIST OF:
Paid-in capital	$97,923,342	$20,315,468	$8,950,324
Accumulated net investment income (loss)	(1,491)	(44,256)	7,241
Accumulated net realized losses from security transactions	(1,122,401)	(272,792)	(72,705)
Net unrealized appreciation (depreciation) on investments	42,205,571	(2,335,424)	(122,603)
Net unrealized depreciation on translation of assets and liabilities in foreign currencies	—	—	(101)
NET ASSETS	$139,005,021	$17,662,996	$8,762,156

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	7,721,873	2,029,350	1,057,227

Net asset value, offering price and redemption price per share (Note 2)	$18.00	$8.70	$8.29

See accompanying notes to financial statements.

THE CUTLER TRUST STATEMENTS OF OPERATIONS For the Six Months Ended December 31, 2016 (Unaudited)
	Cutler Equity Fund	Cutler Fixed Income Fund	Cutler Emerging Markets Fund
INVESTMENT INCOME
Dividend income	$1,825,229	$765	$130,533
Interest income	—	537,940 (a)	—
Foreign withholding taxes on dividends	—	—	(12,101)
Total investment income	1,825,229	538,705	118,432

EXPENSES
Investment advisory fees (Note 3)	505,237	45,044	37,526
Administration fees (Note 3)	101,393	36,000	39,000
Shareholder servicing fees (Note 3)	87,788	—	—
Professional fees	18,397	25,052	15,089
Registration and filing fees	9,610	7,402	4,657
Custody and bank service fees	7,653	2,822	11,069
Trustees’ fees and expenses (Note 3)	15,658	2,088	1,003
Pricing costs	371	7,165	4,367
Postage and supplies	5,171	1,887	4,544
Insurance expense	9,297	1,493	759
Printing of shareholder reports	3,225	1,992	1,459
Other expenses	5,179	4,075	3,982
Total expenses	768,979	135,020	123,455
Less fee reductions and expense reimbursements by the Adviser (Note 3)	—	—	(55,026)
Net expenses	768,979	135,020	68,429

NET INVESTMENT INCOME	1,056,250	403,685	50,003

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCY TRANSLATION
Net realized gains (losses) from:
Investment transactions	923,028	(203,784)	128
Foreign currency transactions	—	—	(1,235)
Net change in unrealized appreciation (depreciation) on:
Investments	6,968,625	(952,809)	(110,538)
Foreign currency translation	—	—	(137)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCY TRANSLATION	7,891,653	(1,156,593)	(111,782)

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$8,947,903	$(752,908)	$(61,779)

(a)	Includes income received from prepayment penalties for IO securities (Note 6.)
See accompanying notes to financial statements.

CUTLER EQUITY FUND STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended December 31, 2016 (Unaudited)	Year Ended June 30, 2016
FROM OPERATIONS
Net investment income	$1,056,250	$2,155,375
Net realized gains from investment transactions	923,028	3,709,722
Net change in unrealized appreciation (depreciation) on investments	6,968,625	3,239,050
Net increase in net assets from operations	8,947,903	9,104,147

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(1,139,419)	(2,076,985)
From net realized gains	(1,318,085)	(5,633,681)
Decrease in net assets from distributions to shareholders	(2,457,504)	(7,710,666)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	6,754,490	16,579,609
Net asset value of shares issued in reinvestment of distributions to shareholders	2,432,424	7,635,321
Payments for shares redeemed	(8,808,052)	(16,212,052)
Net increase from capital share transactions	378,862	8,002,878

TOTAL INCREASE IN NET ASSETS	6,869,261	9,396,359

NET ASSETS
Beginning of period	132,135,760	122,739,401
End of period	$139,005,021	$132,135,760

ACCUMULATED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$(1,491)	$81,678

CAPITAL SHARE ACTIVITY
Shares sold	386,243	1,015,316
Shares reinvested	135,371	472,948
Shares redeemed	(504,499)	(978,883)
Net increase in shares outstanding	17,115	509,381
Shares outstanding at beginning of period	7,704,758	7,195,377
Shares outstanding at end of period	7,721,873	7,704,758

See accompanying notes to financial statements.

CUTLER FIXED INCOME FUND STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended December 31, 2016 (Unaudited)	Year Ended June 30, 2016
FROM OPERATIONS
Net investment income	$403,685	$1,452,071
Net realized gains (losses) from investment transactions	(203,784)	222,816
Net change in unrealized appreciation (depreciation) on investments	(952,809)	(1,156,745)
Net increase (decrease) in net assets from operations	(752,908)	518,142

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(1,174,695)	(1,372,984)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	1,181,279	2,761,155
Net asset value of shares issued in reinvestment of distributions to shareholders	1,157,824	1,353,754
Payments for shares redeemed	(1,037,354)	(2,402,222)
Net increase from capital share transactions	1,301,749	1,712,687

TOTAL INCREASE (DECREASE) IN NET ASSETS	(625,854)	857,845

NET ASSETS
Beginning of period	18,288,850	17,431,005
End of period	$17,662,996	$18,288,850

ACCUMULATED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$(44,256)	$726,754

CAPITAL SHARE ACTIVITY
Shares sold	126,158	278,143
Shares reinvested	128,928	138,586
Shares redeemed	(112,497)	(242,801)
Net increase in shares outstanding	142,589	173,928
Shares outstanding at beginning of period	1,886,761	1,712,833
Shares outstanding at end of period	2,029,350	1,886,761

See accompanying notes to financial statements.

CUTLER EMERGING MARKETS FUND STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended December 31, 2016 (Unaudited)	Period Ended June 30, 2016 (a)
FROM OPERATIONS
Net investment income	$50,003	$83,254
Net realized gains (losses) from:
Investment transactions	128	(77,414)
Capital gain distributions from regulated investment companies	—	4,581
Foreign currency transactions	(1,235)	(14,522)
Net change in unrealized appreciation (depreciation) on:
Investments	(110,538)	(12,065)
Foreign currency translation	(137)	36
Net decrease in net assets from operations	(61,779)	(16,130)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(56,835)	(53,424)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	2,170,137	8,462,679
Net asset value of shares issued in reinvestment of distributions to shareholders	56,835	53,424
Payments for shares redeemed	(1,474,649)	(318,102)
Net increase from capital share transactions	752,323	8,198,001

TOTAL INCREASE IN NET ASSETS	633,709	8,128,447

NET ASSETS
Beginning of period	8,128,447	—
End of period	$8,762,156	$8,128,447

ACCUMULATED NET INVESTMENT INCOME	$7,241	$15,308

CAPITAL SHARE ACTIVITY
Shares sold	249,580	1,003,439
Shares reinvested	6,832	6,612
Shares redeemed	(168,980)	(40,256)
Net increase in shares outstanding	87,432	969,795
Shares outstanding at beginning of period	969,795	—
Shares outstanding at end of period	1,057,227	969,795

(a)	Represents the period from commencement of operations (July 2, 2015) through June 30, 2016.
See accompanying notes to financial statements.

CUTLER EQUITY FUND FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period
	Six Months Ended Dec. 31, 2016 (Unaudited)		Years Ended June 30,
			2016		2015	2014	2013		2012
Net asset value at beginning of period	$17.15		$17.06		$17.33	$14.94	$12.70		$12.18

Income from investment operations:
Net investment income	0.14		0.30		0.25	0.22	0.19		0.19
Net realized and unrealized gains on investments	1.03		0.88		0.02 (a)	2.47	2.24		0.52
Total from investment operations	1.17		1.18		0.27	2.69	2.43		0.71

Less distributions from:
Net investment income	(0.15)		(0.28)		(0.25)	(0.22)	(0.19)		(0.19)
Net realized gains	(0.17)		(0.81)		(0.29)	(0.08)	—		—
Total distributions	(0.32)		(1.09)		(0.54)	(0.30)	(0.19)		(0.19)

Net asset value at end of period	$18.00		$17.15		$17.06	$17.33	$14.94		$12.70

Total return (b)	6.84	%(c)	7.40%		1.49%	18.13%	19.26%		5.90%

Net assets at end of period (000’s)	$139,005		$132,136		$122,739	$122,230	$101,184		$49,416

Ratios/supplementary data:

Ratio of net expenses to average net assets	1.14	%(d)	1.15	%(e)	1.15%	1.15%	1.15%		1.27%

Ratio of net investment income to average net assets	1.57	%(d)	1.79%		1.42%	1.37%	1.53%		1.57%

Portfolio turnover rate	2	%(c)	11%		14%	8%	8	%(f)	9%

(a)

The amount of net gains on investments (both realized and unrealized) does not accord with the amounts reported in the Statement of Changes due to the timing of purchases and redemptions of Fund shares during the period.

(b)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.
(d)	Annualized.
(e)	Absent investment advisory fee reductions by the Adviser, the ratio of expenses to average net assets would have been 1.15% for the year ended June 30, 2016 (Note 3).
(f)	Excludes the value of securities sold to realign the Fund’s portfolio following the merger with The Elite Growth & Income Fund (Note 1).
See accompanying notes to financial statements.

CUTLER FIXED INCOME FUND FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period
	Six Months Ended Dec. 31, 2016 (Unaudited)		Year Ended June 30, 2016		Year Ended June 30, 2015		Year Ended June 30, 2014	Nine Months Ended June 30, 2013(a)		Years Ended September 30,
										2012	2011
Net asset value at beginning of period	$9.69		$10.18		$10.01		$9.98	$10.40		$10.27	$10.79

Income (loss) from investment operations:
Net investment income	0.20		0.79		0.49		0.05	0.05		0.21	0.28
Net realized and unrealized gains (losses) on investments	(0.58)		(0.50)		(0.12)		0.17	(0.27)		0.31	(0.09)
Total from investment operations	(0.38)		0.29		0.37		0.22	(0.22)		0.52	0.19

Less distributions from:
Net investment income	(0.61)		(0.78)		(0.20)		(0.14)	(0.20)		(0.39)	(0.46)
Net realized gains	—		—		—		(0.05)	—		—	(0.25)
Total distributions	(0.61)		(0.78)		(0.20)		(0.19)	(0.20)		(0.39)	(0.71)

Net asset value at end of period	$8.70		$9.69		$10.18		$10.01	$9.98		$10.40	$10.27

Total return (b)	(4.08	%)(c)	2.91%		3.65%		2.26%	(2.16	%)(c)	5.07%	1.87%

Net assets at end of period (000’s)	$17,663		$18,289		$17,431		$14,941	$16,262		$19,693	$21,242

Ratios/supplementary data:

Ratio of expenses to average net assets	1.50	%(d)	1.36%		1.41%		1.52%	1.54	%(d)	1.52%	1.28%

Ratio of net investment income to average net assets	4.48	%(d)(e)	8.42	%(e)	4.95	%(e)	0.61%	0.95	%(d)	2.03%	2.51%

Portfolio turnover rate	3	%(c)	71%		85%		55%	34	%(c)	53%	83%

(a)	Fund changed its fiscal year end to June 30.
(b)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.
(d)	Annualized.
(e)

Ratio includes income from prepayment penalties received for IO securities of 12.38%(d), 6.90% and 4.57% of average net assets for the periods ended December 31, 2016, June 30, 2016 and June 30, 2015, respectively (Note 6).

See accompanying notes to financial statements.

CUTLER EMERGING MARKETS FUND FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period
	Six Months Ended Dec. 31, 2016 (Unaudited)		Period Ended June 30, 2016 (a)

Net asset value at beginning of period	$8.38		$10.00

Income (loss) from investment operations:
Net investment income	0.05		0.10
Net realized and unrealized losses on investments	(0.09)		(1.65)
Total from investment operations	(0.04)		(1.55)

Less distributions from:
Net investment income	(0.05)		(0.07)

Net asset value at end of period	$8.29		$8.38

Total return (b)	(0.43	%)(c)	(15.43	%)(c)

Net assets at end of period (000’s)	$8,762		$8,128

Ratios/supplementary data:

Ratio of net expenses to average net assets (d)	1.55	%(e)	1.55	%(e)

Ratio of net investment income to average net assets	1.13	%(e)	1.56	%(e)

Portfolio turnover rate	0	%(c)(f)	10	%(c)

(a)	Represents the period from the commencement of operations (July 2, 2015) through June 30, 2016.
(b)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.
(d)

Absent investment advisory fee reductions and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 2.80%(e) and 3.85%(e) for the periods ended December 31, 2016 and June 30, 2016, respectively (Note 3).

(e)	Annualized.
(f)	Amount rounds to less than 1%.
See accompanying notes to financial statements.

THE CUTLER TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2016 (Unaudited)

1. Organization

Cutler Equity Fund, Cutler Fixed Income Fund and Cutler Emerging Markets Fund (individually, a “Fund” and collectively, the “Funds”) are each a diversified series of The Cutler Trust (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of Fund shares of beneficial interest without par value.

Cutler Equity Fund commenced operations on October 2, 1992. On September 28, 2012, Cutler Equity Fund consummated a tax-free merger with The Elite Growth & Income Fund, previously a series of The Elite Group of Mutual Funds. Pursuant to the terms of the agreement governing the merger, each share of The Elite Growth & Income Fund was converted into an equivalent dollar amount of shares of Cutler Equity Fund, based on the net asset value of Cutler Equity Fund and The Elite Growth & Income Fund as of September 27, 2012. The basis of the assets transferred from The Elite Growth & Income Fund reflected the historical basis of the assets as of the date of the tax-free merger. Cutler Equity Fund seeks current income and long-term capital appreciation.

The Elite Income Fund (the “Predecessor Fund”), a series of The Elite Group of Mutual Funds, was reorganized into Cutler Fixed Income Fund (the “Reorganization”) effective September 28, 2012, pursuant to an Agreement and Plan of Reorganization. The Reorganization was approved by the shareholders of the Predecessor Fund at a meeting held on September 27, 2012. The Predecessor Fund transferred all its assets to Cutler Fixed Income Fund in exchange for shares of Cutler Fixed Income Fund and the assumption by Cutler Fixed Income Fund of all the known liabilities of the Predecessor Fund. Cutler Fixed Income Fund did not have any significant assets or liabilities immediately prior to the consummation of the Reorganization. The Reorganization was treated as a tax-free reorganization for federal income tax purposes and, accordingly, the basis of the assets transferred reflected the historical basis of the assets as of the date of the Reorganization. Cutler Fixed Income Fund seeks to achieve high income over the long-term.

Cutler Emerging Markets Fund commenced operations on July 2, 2015. Cutler Emerging Markets Fund seeks current income and long-term capital appreciation.

2. Significant Accounting Policies

In October 2016, the Securities and Exchange Commission (the “SEC”) released its final rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN, also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impact of the

THE CUTLER TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

Rule, management believes that many of the Regulation S-X amendments are consistent with the Funds’ current financial statement presentation and expects that the Funds will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

The following summarizes the significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Funds follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Securities Valuation — Portfolio securities are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally, 4:00 p.m., Eastern time) on each day the NYSE is open. Exchange traded securities are valued using the last reported sales price on the exchanges on which they are primarily traded. In the absence of a sale, such securities are valued at the mean of the last bid and asked price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities principally traded in non-U.S. markets that may close at different times than U.S. markets are typically fair valued by an independent pricing service and translated from the local currency into U.S. dollars using currency exchange rates supplied by an independent pricing service. Non-exchange traded securities for which over-the-counter quotations are available are generally valued at the closing bid price. Fixed income securities are generally valued using prices provided by an independent pricing service. The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities in determining the prices. Investments in shares of other open-end investment companies are valued at their net asset value as reported by such companies.

The Funds value securities at fair value pursuant to procedures adopted by the Trust’s Board of Trustees (the “Board”) if (1) market quotations are insufficient or not readily available or (2) the Funds’ investment adviser believes that the prices or values available are unreliable due to, among other things, the occurrence of events after the close of the securities markets on which the Funds’ securities primarily trade but before the time as of which the Funds calculate their net asset values. In instances where the investment adviser believes that the prices received from the independent pricing service are unreliable, proprietary valuation models may be used that consider benchmark yield curves, estimated default rates, coupon rates, anticipated timing of principal repayments and other unique security features to estimate the relevant cash flows, which are discounted to calculate the fair values. Fair valued securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.

The Board approves the independent pricing services used by the Funds.

THE CUTLER TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

•

Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model derived valuations in which all significant inputs and significant value drivers are observable. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•

Level 3 – model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

Fixed income securities, other than certain interest-only mortgage-backed securities held by Cutler Fixed Income Fund, are classified as Level 2 since the values for the fixed income securities are based on prices that utilize various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors. Certain interest-only mortgage-backed securities held by Cutler Fixed Income Fund are classified as Level 3 since the values for these securities are based on prices derived from models that utilize one or more significant inputs that are unobservable, including an assumed constant prepayment rate, among other factors.

Securities of Cutler Emerging Markets Fund traded in foreign markets may be classified as Level 2 despite the availability of closing prices because such securities are typically fair valued by an independent pricing service approved by the Board. These foreign securities may be priced at their fair value because the value of the securities may be materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which such foreign securities are traded. These intervening events might be country-specific (e.g., natural disaster, economic or political developments, interest rate change); issuer-specific (e.g., earnings report, merger announcement); or U.S. markets-specific (such as a significant movement in the U.S. markets that is deemed to affect the value of foreign securities). The pricing service uses an automated system incorporating a model based on multiple parameters, including a security’s local closing price, relevant general and sector indices, currency fluctuations, trading in depositary receipts and futures, if applicable, and/or research valuations by its staff, in determining what it believes is the fair value of the securities.

THE CUTLER TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund’s investments as of December 31, 2016 by security type:

Cutler Equity Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$134,057,032	$—	$—	$134,057,032
Money Market Funds	4,926,364	—	—	4,926,364
Total	$138,983,396	$—	$—	$138,983,396

Cutler Fixed Income Fund	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$2,525,797	$—	$2,525,797
U.S. Government Agency Obligations	—	2,676,361	—	2,676,361
Mortgage-Backed Securities	—	6,457,825	4,839,348	11,297,173
Corporate Bonds	—	289,583	—	289,583
Money Market Funds	514,870	—	—	514,870
Total	$514,870	$11,949,566	$4,839,348	$17,303,784

Cutler Emerging Markets Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$3,751,955	$3,596,916	$—	$7,348,871
Exchange-Traded Notes	199,381	—	—	199,381
Exchange-Traded Funds	816,890	—	—	816,890
Money Market Funds	383,566	—	—	383,566
Total	$5,151,792	$3,596,916	$—	$8,748,708

Refer to each Fund’s Schedule of Investments for a listing of the securities by security type and sector or industry type. It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period. As of December 31, 2016, Cutler Equity Fund and Cutler Emerging Markets Fund did not have any transfers into and out of any Level.

There were no Level 3 securities held by Cutler Equity Fund and Cutler Emerging Markets Fund as of December 31, 2016.

THE CUTLER TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

The following is a reconciliation of Level 3 investments of Cutler Fixed Income Fund for which significant unobservable inputs were used to determine fair value between June 30, 2016 and December 31, 2016.

Cutler Fixed Income Fund
Balance as of June 30, 2016	$6,853,392
Transfers into and/or out of Level 3	(1,604,364)
Purchases	1,190,231
Amortization	(1,014,843)
Net change in unrealized appreciation (depreciation)	(585,066)
Balance as of December 31, 2016	$4,839,348

The total amount of unrealized depreciation on Level 3 instruments was $350,514 at December 31, 2016.

The following table summarizes the valuation techniques used and unobservable inputs developed by the Valuation Committee, which is overseen by the Board, to determine the fair value of the Level 3 investments.

	Fair Value at Dec. 31, 2016	Valuation Technique	Unobservable Input	Range	Weighted Average of Unobservable Inputs
Mortgage-Backed Securities	$4,839,348	Comprehensive pricing model with emphasis on discounted cash flows	Constant prepayment rate	1 - 90	22.92

There were no derivative instruments held by the Funds during the six months ended or as of December 31, 2016.

Share valuation — The net asset value per share of each Fund is calculated daily by dividing the total value of its assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to its net asset value per share.

Common Expenses — Expenses of the Trust not attributable solely to one of the Funds are allocated among the Funds based on relative net assets of each Fund or the nature of the expense and the relative applicability to each Fund.

THE CUTLER TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Transactions, Investment Income and Realized Gains and Losses — Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned. Discounts and premiums on fixed income securities are amortized using the effective interest method. Realized gains and losses on securities sold are determined on a specific identification basis. Withholding taxes on foreign dividends have been recorded in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Distributions to Shareholders — Distributions to shareholders of net investment income, if any, are declared and paid quarterly to shareholders of Cutler Equity Fund and Cutler Income Fund and are declared and paid annually to shareholders of Cutler Emerging Markets Fund. Capital gain distributions, if any, are distributed to shareholders annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds. Dividends and distributions are recorded on the ex-dividend date. The tax character of distributions paid by the Funds during the periods ended December 31, 2016 and June 30, 2016 was as follows:

	Period Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
Cutler Equity Fund	12/31/2016	$1,139,419	$1,318,085	$2,457,504
	6/30/2016	$2,076,985	$5,633,681	$7,710,666

	Period Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
Cutler Fixed Income Fund	12/31/2016	$1,174,695	$—	$1,174,695
	6/30/2016	$1,372,984	$—	$1,372,984

	Period Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
Cutler Emerging Markets Fund	12/31/2016	$56,835	$—	$56,835
	6/30/2016	$53,424	$—	$53,424

THE CUTLER TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

Federal income tax — Each Fund has qualified and intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986 (the “Code”). By so qualifying, the Funds will not be subject to federal income taxes to the extent that they distribute their net investment income and any net realized capital gains in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of December 31, 2016:

	Cutler Equity Fund	Cutler Fixed Income Fund	Cutler Emerging Markets Fund
Tax cost of portfolio investments	$96,792,002	$19,701,608	$8,877,368
Gross unrealized appreciation	$43,276,294	$474,187	$632,141
Gross unrealized depreciation	(1,084,900)	(2,872,011)	(760,801)
Net unrealized appreciation (depreciation) on investments	42,191,394	(2,397,824)	(128,660)
Net unrealized depreciation of assets and liabilities in foreign currencies	—	—	(101)
Undistributed ordinary income	—	6,758	7,241
Accumulated capital and other gains and losses	(1,109,715)	(261,406)	(66,648)
Accumulated earnings (deficit)	$41,081,679	$(2,652,472)	$(188,168)

The difference between the federal income tax cost of portfolio investments and the financial statement cost for each Fund is due to certain differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are related to losses deferred due to wash sales for Cutler Equity Fund, amortization of bond premiums and discounts for Cutler Fixed Income Fund and losses deferred due to wash sales for Cutler Emerging Markets Fund.

As of June 30, 2016, Cutler Equity Fund had short-term capital loss carryforwards of $2,028,641 (with a maximum amount of $1,299,264 available in each year) which expire on June 30, 2018. As of June 30, 2016, Cutler Fixed Income Fund had short-term capital loss carryforwards, with no expiration date, of $52,418. As of June 30, 2016, Cutler Emerging Markets Fund had short-term capital loss carryforwards, with no expiration date, of $18,381. These capital loss carryforwards may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

THE CUTLER TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more-likely-than-not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on Federal income tax returns for the current and all open tax years (tax years ended June 30, 2013 through June 30, 2016 for Cutler Equity Fund and Cutler Fixed Income Fund and June 30, 2016 for Cutler Emerging Markets Fund) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

3. Transactions with Related Parties

Investment Adviser — Cutler Investment Counsel, LLC (the “Adviser”) is the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement, Cutler Equity Fund, Cutler Fixed Income Fund and Cutler Emerging Markets Fund pay the Adviser a fee, which is accrued daily and paid monthly, at an annual rate of 0.75%, 0.50% and 0.85%, respectively, of average daily net assets.

The Adviser has entered into an Expense Limitation Agreement under which it has contractually agreed, until November 1, 2017, to reduce its advisory fees and to pay the ordinary operating expenses of Cutler Equity Fund and Cutler Emerging Markets Fund to the extent necessary to limit annual ordinary operating expenses to 1.15% and 1.55%, respectively, of average daily net assets. (Ordinary operating expenses exclude brokerage costs, taxes, interest, acquired fund fees and expenses and extraordinary expenses.) Any such fee reductions by the Adviser, or payments by the Adviser of expenses which are the Funds’ obligation, are subject to repayment by the Funds, provided that the repayment does not cause the ordinary operating expenses of Cutler Equity Fund and Cutler Emerging Markets Fund to exceed the annual expense limit of 1.15% and 1.55%, respectively, and provided further that the fees and expenses which are the subject of the repayment were incurred within three years of the repayment. During the six months ended December 31, 2016, the Adviser reduced its advisory fees and reimbursed expenses totaling $55,026 with respect to Cutler Emerging Markets Fund.

As of December 31, 2016, the Adviser may may seek recoupment of investment advisory fee reductions and expense reimbursements no later than the dates as stated below:

	June 30, 2019	December 31, 2019	Total
Cutler Equity Fund	$4,100	$—	$4,100
Cutler Emerging Markets Fund	$122,966	$55,026	$177,992

Certain officers of the Trust are also officers of the Adviser.

Other Service Providers — Ultimus Fund Solutions, LLC (“Ultimus”) provides fund administration, fund accounting and transfer agency services to the Funds. Each Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Funds pay out-

THE CUTLER TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

of-pocket expenses including, but not limited to postage, supplies and costs of pricing the Funds’ portfolio securities. Certain officers of the Trust are also officers of Ultimus, or of Ultimus Fund Distributors, LLC (the “Distributor”), the principal underwriter of the Funds. The Distributor is a wholly-owned subsidiary of Ultimus.

Shareholder Service Plan — Each Fund may pay shareholder servicing fees not to exceed an annual rate of 0.25% of its average daily net assets. These fees may be paid to various financial institutions that provide shareholder and account maintenance services. During the six months ended December 31, 2016, Cutler Equity Fund, Cutler Fixed Income Fund and Cutler Emerging Markets Fund paid $87,788, $0 and $0, respectively, for such services.

Compensation of Trustees — Trustees and officers affiliated with the Adviser or Ultimus are not compensated by the Trust for their services. Each Trustee who is not an affiliated person of the Adviser or Ultimus receives from the Trust an annual retainer of $7,500, payable quarterly, plus a fee of $1,250 for attendance at each meeting of the Board, in addition to reimbursement of travel and other expenses incurred in attending the meetings.

4. Securities Transactions

During the six months ended December 31, 2016, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments and U.S. government securities, totaled $2,740,643 and $2,906,109, respectively, for Cutler Equity Fund; $4,515,683 and $537,519, respectively, for Cutler Fixed Income Fund; and $840,196 and $2,258, respectively, for Cutler Emerging Markets Fund.

5. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

6. Risks Associated with Mortgage-Backed Securities

Cutler Fixed Income Fund invests in mortgage-backed securities, which are subject to default risk and prepayment risk, especially when interest rates decline. Prepayment risk is the risk that the principal on mortgage-backed securities, other asset-backed securities or any fixed-income security with an embedded call option may be prepaid at any time, which could reduce yield and market value. This could reduce the effective maturity of a mortgage-backed security and cause the Fund to reinvest its assets at a lower prevailing interest rate. Mortgage-backed securities are also subject to extension risk, which is the risk that rising interest rates will increase the effective

THE CUTLER TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

maturity of mortgage-backed securities due to the deceleration of prepayments. Mortgage-backed securities may also be subject to risks unique to the housing industry, including mortgage lending practices, defaults, foreclosures and changes in real estate values. As of December 31, 2016, Cutler Fixed Income Fund had 64.0% of the value of its net assets invested in mortgage-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage-backed securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). IOs are more volatile and sensitive to the rate of prepayments than other types of mortgage-backed securities, and their value can fall dramatically in response to rapid or unexpected changes in the mortgage, interest rate or economic environment. As of December 31, 2016, 59.5% of Cutler Fixed Income Fund’s net assets were invested in IO classes of various SMBS. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Additionally, any prepayment penalties received for an IO are included in interest income on the Statements of Operations. During the six months ended December 31, 2016, $1,115,463 of prepayment penalties on IOs were received by Cutler Fixed Income Fund.

7. Risks Associated with Emerging Markets

In seeking to meet its investment objective, under normal conditions, at least 80% of Cutler Emerging Markets Fund’s assets will be invested in a diversified portfolio of securities of issuers whose principal activities are in, or economically tied to, emerging markets countries selected in accordance with the Adviser’s long standing dividend focused investment philosophy. Accordingly, Cutler Emerging Markets Fund is subject to the following investment risks:

Foreign Investment Risk — Investments in foreign securities involve different risks than U.S. investments, including fluctuations in currency exchange rates, potentially unstable political and economic structures, less efficient trade settlement practices, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers. Foreign stock markets may also be less liquid and more volatile than U.S. stock markets.

Emerging Markets Risk — The economies of emerging market countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. The governments of emerging market countries may be less stable than the governments of more developed countries. Countries in the emerging markets generally have less developed securities markets or exchanges, and less developed legal and accounting systems, reduced availability of

THE CUTLER TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

public information, and lack of uniform financial reporting and regulatory practices, which in turn may adversely impact Cutler Emerging Markets Fund’s ability to calculate accurately the intrinsic value of the securities. Securities of emerging market companies may be less liquid and more volatile than securities in countries with more mature markets. The value of emerging market currencies may fluctuate more than the currencies of countries with more mature markets. Investments in emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company’s assets, restrictions on foreign ownership of local companies and restrictions on withdrawing assets from the country. Investments in securities of issuers in emerging market countries may be considered speculative and higher risk.

Currency Risk — Because Cutler Emerging Markets Fund holds securities valued in foreign currencies and holds foreign currencies when it purchases and sells foreign securities, changes in exchange rates will impact the value of the Fund’s assets. Thus, investments in foreign securities involve currency risk, which is the risk that the values of the foreign securities and other assets denominated in foreign currencies will decrease due to adverse changes in the value of the U.S. dollar relative to the value of foreign currencies.

8. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

THE CUTLER TRUST
ABOUT YOUR FUND’S EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Funds, you incur ongoing costs, including management fees and other operating expenses. These ongoing costs, which are deducted from each Fund’s gross income, directly reduce the investment return of the Funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (July 1, 2016 through December 31, 2016).

The table below illustrates each Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Funds’ ongoing costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the returns used are not the Funds’ actual returns, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission (“SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not charge transaction fees, such as purchase or redemption fees, nor do they impose any sales loads.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

THE CUTLER TRUST
ABOUT YOUR FUND’S EXPENSES (Unaudited) (Continued)

More information about the Funds’ expenses, including annual expense ratios for the past five fiscal years, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to each Fund’s prospectus.

	Beginning Account Value July 1, 2016	Ending Account Value December 31, 2016	Net Expense Ratio (a)	Expenses Paid During Period (b)
Cutler Equity Fund
Based on Actual	$ 1,000.00	$ 1,068.40	1.14%	$ 5.93
Based on Hypothetical 5% Return (before expenses)	$ 1,000.00	$ 1,019.41	1.14%	$ 5.79

Cutler Fixed Income Fund
Based on Actual	$ 1,000.00	$ 959.20	1.50%	$ 7.39
Based on Hypothetical 5% Return (before expenses)	$ 1,000.00	$ 1,017.60	1.50%	$ 7.61

Cutler Emerging Markets Fund
Based on Actual	$ 1,000.00	$ 995.70	1.55%	$ 7.78
Based on Hypothetical 5% Return (before expenses)	$ 1,000.00	$ 1,017.34	1.55%	$ 7.86

(a)	Annualized, based on the Fund's most recent one-half year expenses.
(b)	Expenses are equal to the Funds' annualized net expense ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

THE CUTLER TRUST
ADDITIONAL INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios is available without charge, upon request, by calling 1-800-228-8537 or on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling 1-800-228-8537 or on the SEC’s website at http://www.sec.gov.

Form N-Q Information

The Trust files a complete listing of the Funds’ portfolio holdings with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. The filings are available without charge, upon request, by calling 1-800-228-8537. Furthermore, you may obtain a copy of the filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Rev. August 2010

Privacy Notice
FACTS	WHAT DOES THE CUTLER TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■ Social Security number

■ Assets

■ Retirement Assets

■ Transaction History

■ Checking Account Information

■ Purchase History

■ Account Balances

■ Account Transactions

■ Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons The Cutler Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does The Cutler Trust share?	Can you limit this sharing?
For our everyday business purposes – Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-888-288-5374

Who we are
Who is providing this notice?	The Cutler Trust Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does The Cutler Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does The Cutler Trust collect my personal information?

We collect your personal information, for example, when you

■ Open an account

■ Provide account information

■ Give us your contact information

■ Make deposits or withdrawals from your account

■ Make a wire transfer

■ Tell us where to send the money

■ Tell us who receives the money

■ Show your government-issued ID

■ Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■ Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■ Affiliates from using your information to market to you

■ Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

■ Cutler Investment Counsel, LLC, the investment adviser to The Cutler Trust, could be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ The Cutler Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ The Cutler Trust does not jointly market.

This page intentionally left blank.

CUTLER INVESTMENT COUNSEL, LLC

INVESTMENT ADVISER TO THE TRUST

525 Bigham Knoll
Jacksonville, OR 97530
(800)228-8537 ● (541)770-9000
Fax:(541)779-0006
info@cutler.com

Item 2. Code of Ethics.

Not required

Item 3. Audit Committee Financial Expert.

Not required

Item 4. Principal Accountant Fees and Services.

Not required

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Schedule of Investments.

(a) Not applicable [schedule filed with Item 1]

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act
Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Cutler Trust

By (Signature and Title)*		/s/ Erich M. Patten
Erich M. Patten, President

Date	March 6, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Erich M. Patten
Erich M. Patten, President

Date	March 6, 2017

By (Signature and Title)*		/s/ Matthew C. Patten
Matthew C. Patten, Treasurer, Principal Financial Officer and Principal Accounting Officer

Date	March 6, 2017

*	Print the name and title of each signing officer under his or her signature.